Organization and Principal Activities - Balances and Amounts of Company's WFOEs, VIEs and VIEs' subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Non-Variable Interest Entities [Line Items]
Total current assets	$ 1,070,832	$ 895,376
Total assets	1,353,441	1,128,817	863,370
Total current liabilities	489,835	438,303
Total liabilities	496,189	438,415
Net income	136,269	132,688	101,774
Net cash provided by operating activities	283,628	249,304	215,819
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Net cash provided by financing activities	(70,849)	945	6,432
Beneficial Shareholders [Member]
Non-Variable Interest Entities [Line Items]
Total current assets	624,725	466,827
Total non-current assets	261,416	215,306
Total assets	886,141	682,133
Total current liabilities	462,031	373,581
Total non-current liabilities	6,354	112
Total liabilities	468,385	373,693
Net revenues	951,634	750,384	542,043
Net income	206,413	158,796	131,249
Net cash provided by operating activities	299,821	238,037	156,088
Net cash used in investing activities	(213,403)	(150,401)	(152,840)
Net cash provided by financing activities